Fair Value Measurements - Summary of Carrying Amount And Fair Value of Financial Assets And Liabilities (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Mar. 31, 2020	Apr. 01, 2019
Carrying amount [member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	¥ 18,028,034	¥ 17,039,401	¥ 16,938,395
At fair value [member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	18,796,477	17,235,037	17,167,354
Level 1 [member] | At fair value [member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services
Level 3 [member] | At fair value [member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	18,796,477	17,235,037	17,167,354
Long-term debt [member] | Carrying amount [member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	18,713,516	15,237,740	14,785,662
Long-term debt [member] | At fair value [member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	18,445,085	15,094,870	14,639,565
Long-term debt [member] | Level 1 [member] | At fair value [member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)
Long-term debt [member] | Level 2 [member] | At fair value [member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	15,908,762	13,128,224	12,805,942
Long-term debt [member] | Level 3 [member] | At fair value [member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	¥ 2,536,324	¥ 1,966,646	¥ 1,833,623